Summary of Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 18, 2014	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Granted	2,800,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning		484,000
Number of shares, Outstanding, Granted		2,800,000
Number of shares, Exercised		(121,024)
Number of shares, Outstanding, Forfeited		(599,376)
Number of shares, Outstanding, Ending		2,563,600	484,000
Number of shares, Expected to vest		2,288,000
Number of shares, Exercisable		275,600
Weighted-average exercise price, Outstanding, Beginning		$ 0.35
Weighted-average exercise price, Granted		3.74
Weighted-average exercise price, Exercised		0.15
Weighted-average exercise price, Forfeitedzz		3.22
Weighted-average exercise price, Outstanding, Ending		3.36	$ 0.35
Weighted-average exercise price: Expected to vest		3.74
Weighted-average exercise price: Exercisable		$ 0.15
Weighted-average remaining contractual term (years), Granted		9 years 1 month 21 days
Weighted-average remaining contractual term (years), Outstanding		8 years 8 months 9 days	5 years 8 months 23 days
Number of shares, Expected to vest		9 years 1 month 21 days
Weighted-average remaining contractual term (years), Exercisable		4 years 10 months 28 days
Aggregated intrinsic value, Outstanding, Beginning		$ 1,528
Aggregated intrinsic value, Exercisable		$ 841